CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Treasury Stock CNY (¥) shares
Beginning Balance at Mar. 31, 2018	¥ (4,502,657)		¥ 21		¥ 10		¥ 1,979	¥ (4,501,017)	¥ (3,650)
Beginning Balance, shares at Mar. 31, 2018 | shares			335,534,850		215,243,513
Net loss	(486,275)							(486,275)
Share-based compensation	103,068					¥ 103,068
Accretion of convertible redeemable preferred shares to redemption value	(509,904)					(161,253)		(348,651)
Foreign currency translation adjustment	55,440								55,440
Share of other comprehensive (loss)/income of equity method investee	938								938
Unrealized securities holding gains, net of tax	25,067								25,067
Appropriations to statutory reserves							496	(496)
Conversion and redesignation of mezzanine equity	8,964,528		¥ 132			8,964,396
Conversion and redesignation of mezzanine equity, shares | shares			1,914,881,850
Issuance of ordinary shares, net of issuance cost	389,364		¥ 8			389,356
Issuance of ordinary shares, net of issuance cost, shares | shares			120,872,750
Deemed dividend to holders of mezzanine equity						89,076		(89,076)
Issuance of ordinary shares pursuant to share incentive plan	¥ 5,533				¥ 6	5,527
Issuance of ordinary shares pursuant to share incentive plan, shares | shares	87,990,491	87,990,491			87,990,491
Redesignation of Class C ordinary shares				¥ 16	¥ (16)
Redesignation of Class C ordinary shares, shares | shares				303,234,004	(303,234,004)
Others	¥ 2,567					2,567
Ending Balance at Mar. 31, 2019	4,047,669		¥ 161	¥ 16		9,392,737	2,475	(5,425,515)	77,795
Ending Balance, shares at Mar. 31, 2019 | shares			2,371,289,450	303,234,004
Net loss	(2,223,638)							(2,223,638)
Share-based compensation	32,185					32,185
Foreign currency translation adjustment	105,433								105,433
Share of other comprehensive (loss)/income of equity method investee	(145)								(145)
Unrealized securities holding gains, net of tax	¥ 18,713								18,713
Appropriations to statutory reserves							155	(155)
Issuance of ordinary shares pursuant to share incentive plan, shares | shares	39,744,025	39,744,025
Repurchase of ordinary shares (Note 16)	¥ (6,566)									¥ (6,566)
Repurchase of ordinary shares, shares (Note 16) | shares			(10,456,075)							10,456,075
Exercise of option and RSUs (Note 18)	9,030		¥ 3			9,027
Exercise of option and RSUs, shares (Note 18) | shares			47,620,800
Others	(2,209)					(2,209)
Ending Balance at Mar. 31, 2020	1,980,472		¥ 164	¥ 16		9,431,740	2,630	(7,649,308)	201,796	¥ (6,566)
Ending Balance, shares at Mar. 31, 2020 | shares			2,408,454,175	303,234,004						10,456,075
Net loss	(327,971)	$ (50,059)						(327,971)
Share-based compensation	26,295					26,295
Foreign currency translation adjustment	(72,993)	(11,141)							(72,993)
Unrealized securities holding gains, net of tax	¥ (31,658)	$ (4,832)							(31,658)
Appropriations to statutory reserves							701	(701)
Issuance of ordinary shares pursuant to share incentive plan, shares | shares	2,865,800	2,865,800
Repurchase of ordinary shares (Note 16)	¥ (119,858)									¥ (119,858)
Repurchase of ordinary shares, shares (Note 16) | shares			(206,515,975)							206,515,975
Exercise of option and RSUs (Note 18)	609		¥ 1			608
Exercise of option and RSUs, shares (Note 18) | shares			13,105,200
Ending Balance at Mar. 31, 2021	¥ 1,454,896	$ 222,059	¥ 165	¥ 16		¥ 9,458,643	¥ 3,331	¥ (7,977,980)	¥ 97,145	¥ (126,424)
Ending Balance, shares at Mar. 31, 2021 | shares			2,215,043,400	303,234,004						216,972,050